UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 1.7%
Precision Castparts Corp.	7,300	$1,859,675

		$1,859,675

Airlines — 0.9%
Copa Holdings SA, Class A	7,300	$954,110

		$954,110

Beverages — 2.5%
Anheuser-Busch InBev NV ADR	12,700	$1,217,803
Beam, Inc.	18,200	1,516,060

		$2,733,863

Biotechnology — 6.4%
Biogen Idec, Inc.(1)	6,700	$2,094,688
Celgene Corp.(1)	8,600	1,306,598
Gilead Sciences, Inc.(1)	33,500	2,701,775
Vertex Pharmaceuticals, Inc.(1)	10,400	822,016

		$6,925,077

Building Products — 2.6%
Armstrong World Industries, Inc.(1)	21,079	$1,173,679
Fortune Brands Home & Security, Inc.	35,900	1,617,654

		$2,791,333

Capital Markets — 2.5%
Affiliated Managers Group, Inc.(1)	6,300	$1,255,212
Charles Schwab Corp. (The)	58,000	1,439,560

		$2,694,772

Chemicals — 4.0%
Celanese Corp., Series A	16,700	$845,688
Monsanto Co.	21,739	2,316,290
Praxair, Inc.	8,900	1,110,008

		$4,271,986

Commercial Banks — 1.8%
First Republic Bank	24,000	$1,164,720
Regions Financial Corp.	78,500	798,345

		$1,963,065

Commercial Services & Supplies — 1.3%
Waste Connections, Inc.	34,450	$1,408,316

		$1,408,316

Communications Equipment — 1.2%
Riverbed Technology, Inc.(1)	67,800	$1,337,016

		$1,337,016

Computers & Peripherals — 5.7%
Apple, Inc.	9,433	$4,722,160
EMC Corp.	59,600	1,444,704

		$6,166,864

Consumer Finance — 0.7%
Discover Financial Services	14,900	$799,385

		$799,385

Security	Shares	Value
Diversified Financial Services — 1.7%
Citigroup, Inc.	38,100	$1,807,083

		$1,807,083

Electrical Equipment — 1.6%
AMETEK, Inc.	34,300	$1,695,106

		$1,695,106

Electronic Equipment, Instruments & Components — 0.9%
InvenSense, Inc.(1)	51,400	$1,012,066

		$1,012,066

Energy Equipment & Services — 1.8%
Frank’s International NV	25,367	$594,602
Schlumberger, Ltd.	14,900	1,304,793

		$1,899,395

Food Products — 3.8%
Hain Celestial Group, Inc. (The)(1)	12,710	$1,167,922
Hershey Co. (The)	14,800	1,471,120
Mondelez International, Inc., Class A	46,000	1,506,500

		$4,145,542

Health Care Equipment & Supplies — 4.4%
Analogic Corp.	10,400	$994,760
Cynosure, Inc., Class A(1)	32,900	882,707
Globus Medical, Inc., Class A(1)	55,300	1,294,020
Stryker Corp.	20,400	1,583,040

		$4,754,527

Health Care Providers & Services — 1.9%
Brookdale Senior Living, Inc.(1)	44,500	$1,221,970
MEDNAX, Inc.(1)	15,000	834,600

		$2,056,570

Household Durables — 1.1%
Mohawk Industries, Inc.(1)	7,921	$1,126,208

		$1,126,208

Household Products — 0.8%
Colgate-Palmolive Co.	14,200	$869,466

		$869,466

Internet & Catalog Retail — 6.4%
Amazon.com, Inc.(1)	6,500	$2,331,485
Groupon, Inc.(1)	126,261	1,320,690
Netflix, Inc.(1)	3,200	1,309,856
priceline.com, Inc.(1)	1,700	1,946,313

		$6,908,344

Internet Software & Services — 7.6%
Facebook, Inc., Class A(1)	31,800	$1,989,726
Google, Inc., Class A(1)	4,500	5,314,365
Rackspace Hosting, Inc.(1)	23,300	848,353

		$8,152,444

IT Services — 2.1%
Visa, Inc., Class A	10,500	$2,262,015

		$2,262,015

Security	Shares	Value
Leisure Equipment & Products — 2.3%
Brunswick Corp.	23,620	$979,285
Polaris Industries, Inc.	12,134	1,519,177

		$2,498,462

Machinery — 0.9%
Colfax Corp.(1)	16,200	$976,050

		$976,050

Media — 1.9%
Lions Gate Entertainment Corp.	32,300	$1,044,259
Twenty-First Century Fox, Inc., Class B	31,653	988,840

		$2,033,099

Oil, Gas & Consumable Fuels — 2.9%
EOG Resources, Inc.	6,697	$1,106,612
Occidental Petroleum Corp.	11,000	963,270
Range Resources Corp.	12,100	1,042,899

		$3,112,781

Pharmaceuticals — 2.6%
Perrigo Co. PLC	10,400	$1,618,864
Roche Holding AG ADR	17,800	1,221,080

		$2,839,944

Road & Rail — 2.6%
Avis Budget Group, Inc.(1)	15,370	$579,603
J.B. Hunt Transport Services, Inc.	14,100	1,058,205
Kansas City Southern	10,732	1,133,192

		$2,771,000

Semiconductors & Semiconductor Equipment — 3.8%
Avago Technologies, Ltd.	36,400	$1,988,896
Monolithic Power Systems, Inc.(1)	32,100	1,049,349
NXP Semiconductors NV(1)	20,785	1,004,955

		$4,043,200

Software — 6.7%
Adobe Systems, Inc.(1)	24,954	$1,477,027
Guidewire Software, Inc.(1)	30,200	1,425,742
Infoblox, Inc.(1)	29,843	1,046,893
salesforce.com, inc.(1)	33,800	2,045,914
VMware, Inc., Class A(1)	14,200	1,279,988

		$7,275,564

Specialty Retail — 4.2%
DSW, Inc., Class A	34,000	$1,280,100
Lumber Liquidators Holdings, Inc.(1)	6,900	614,031
Ross Stores, Inc.	13,083	888,466
Tractor Supply Co.	25,600	1,702,656

		$4,485,253

Trading Companies & Distributors — 2.8%
United Rentals, Inc.(1)	19,100	$1,545,954
W.W. Grainger, Inc.	6,200	1,453,776

		$2,999,730

Total Common Stocks (identified cost $75,296,551)		$103,629,311

Short-Term Investments — 4.0%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$4,337	$4,337,483

Total Short-Term Investments (identified cost $4,337,483)		$4,337,483

Total Investments — 100.1% (identified cost $79,634,034)		$107,966,794

Other Assets, Less Liabilities — (0.1)%		$(65,475)

Net Assets — 100.0%		$107,901,319

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $1,811.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,647,775

Gross unrealized appreciation	$28,856,441
Gross unrealized depreciation	(537,422)

Net unrealized appreciation	$28,319,019

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	435	$24,509
Options exercised	(187)	(8,278)
Options expired	(248)	(16,231)

Outstanding, end of period	—	$—

At January 31, 2014, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended January 31, 2014, the Portfolio entered into option transactions on individual securities that it holds to generate premium income.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1— quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$103,629,311	*	$—	$—	$103,629,311
Short-Term Investments	—		4,337,483	—	4,337,483
Total Investments	$103,629,311		$4,337,483	$—	$107,966,794

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014